Organization and Nature of Operations - Net income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Variable interest entity
Revenues	¥ 112,312,511	$ 16,060,475	¥ 144,459,946	¥ 123,851,332
Cost	(91,327,453)	(13,059,652)	(114,803,808)	(96,354,581)
Expenses	(21,506,175)	(3,075,343)	(22,637,024)	(20,089,874)
Other income	67,447	9,645	664,301	1,048,189
Income before income tax	1,297,135	185,487	9,315,624	10,451,763
Income tax expense	(157,707)	(22,552)	(1,270,374)	1,357,362
Net income	1,139,428	162,935	8,045,250	11,809,125
Net income attributable to ordinary shareholders of Li Auto Inc.	1,124,438	$ 160,792	8,032,350	11,704,133
VIEs and VIEs' subsidiaries
Variable interest entity
Other income	88,511		307,888	1,099,921
Income before income tax	548,732		441,313	2,391,229
Income tax expense	(137,496)		(148,040)	(244,363)
Net income	411,236		293,273	2,146,866
Net income attributable to ordinary shareholders of Li Auto Inc.	411,236		293,273	2,146,866
VIEs and VIEs' subsidiaries - Third-party
Variable interest entity
Revenues	36,173		23,605	3,376
Cost	(4,476)		(7,720)	(11,530)
Expenses	(581,445)		(1,611,040)	(1,275,066)
VIEs and VIEs' subsidiaries - Inter-company
Variable interest entity
Revenues	1,010,264		1,733,503	2,643,402
Cost	(295)		(202)	0
Expenses	¥ 0		¥ (4,721)	¥ (68,874)